Outstanding Indebtedness (Summary Of Outstanding Indebtedness) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Feb. 28, 2010	Jan. 31, 2010
Debt Instrument [Line Items]
Maturity Date	Jun. 01, 2015	[1]
Weighted Avg./Totals	5.36%	[2],[3]
Senior Unsecured Revolving Credit Facility, interest rate	2.38%	[1],[2]
Fixed Interest Rate Debt	5.81%	[2],[3]
Variable Interest Rate Debt	2.63%	[2],[3]
Senior Unsecured Notes	$ 935,000		$ 735,000		$ 102,900	$ 112,000
Outstanding indebtedness	1,250,192	[3]	1,156,809	[3]
Premiums/Discounts, Net of Amortization	2,591	[4]	3,550	[4]
Total Senior Unsecured Notes and Mortgage Notes	1,252,783		1,160,359
Senior Unsecured Revolving Credit Facility			51,000	[1]
Total Carrying Value of Debt	1,252,783		1,211,359
Fixed Rate Debt	1,075,192	[3]	931,572	[3]
Variable Rate Debt	175,000	[3]	276,237	[3]
Senior Unsecured Notes, 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.53%	[2],[5]
Maturity Date	Apr. 01, 2011	[5]
Senior Unsecured Notes			50,000	[5]
Senior Unsecured Notes, 2 Year, Variable Rate [Member]
Debt Instrument [Line Items]
Interest Rate	1.91%	[2]
Maturity Date	Jun. 01, 2011
Senior Unsecured Notes			200,000
Senior Unsecured Notes, 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.11%	[2]
Maturity Date	Jun. 01, 2013
Senior Unsecured Notes	175,000		175,000
Senior Unsecured Notes, 8 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.68%	[2],[5]
Maturity Date	Jan. 01, 2014	[5]
Senior Unsecured Notes	50,000	[5]	50,000	[5]
Senior Unsecured Notes, 3 year, variable rate [Member]
Debt Instrument [Line Items]
Interest Rate	2.63%	[2],[6]
Maturity Date	Jun. 01, 2015	[6]
Senior Unsecured Notes	175,000	[6]
Senior Unsecured Notes, 9 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.43%	[2]
Maturity Date	Apr. 01, 2020
Senior Unsecured Notes	50,000
Senior Unsecured Notes, 10 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.77%	[2],[5]
Maturity Date	Apr. 01, 2016	[5]
Senior Unsecured Notes	50,000	[5]	50,000	[5]
Senior Unsecured Notes, Private Placement 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.63%	[2]
Maturity Date	Jun. 01, 2015
Senior Unsecured Notes	40,000		40,000
Senior Unsecured Notes, Private Placement 7 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.31%	[2]
Maturity Date	Jun. 01, 2017
Senior Unsecured Notes	51,000		51,000
Senior Unsecured Notes, Private Placement 8 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.52%	[2]
Maturity Date	Jun. 01, 2018
Senior Unsecured Notes	41,500		41,500
Senior Unsecured Notes, Private Placement 11 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.95%	[2]
Maturity Date	Jun. 01, 2021
Senior Unsecured Notes	77,500		77,500
Senior Unsecured Notes, 2011 Private Placement 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	4.02%	[2]
Maturity Date	Aug. 01, 2016
Senior Unsecured Notes	49,000
Senior Unsecured Notes, 2011 Private Placement 7 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	4.69%	[2]
Maturity Date	Aug. 01, 2018
Senior Unsecured Notes	40,000
Senior Unsecured Notes, 2011 Private Placement 8 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	4.97%	[2]
Maturity Date	Aug. 01, 2019
Senior Unsecured Notes	46,000
Senior Unsecured Notes, 2011 Private Placement 10 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.42%	[2]
Maturity Date	Aug. 01, 2021
Senior Unsecured Notes	15,000
Senior Unsecured Notes, 2011 Private Placement 11 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.50%	[2]
Maturity Date	Aug. 01, 2022
Senior Unsecured Notes	40,000
Senior Unsecured Notes, 2011 Private Placement 12 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.57%	[2]
Maturity Date	Aug. 01, 2023
Senior Unsecured Notes	35,000
Mortgage Notes, Variable Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	1.46%	[2]
Maturity Date	Oct. 01, 2011
Mortgage Notes			25,237
Mortgage Notes, Fixed Rate, 7 Year [Member]
Debt Instrument [Line Items]
Interest Rate	5.00%	[2]
Maturity Date	Mar. 01, 2011
Mortgage Notes			35,686
Mortgage Notes, Fixed Rate, Kennedy Drive [Member]
Debt Instrument [Line Items]
Interest Rate	7.55%	[2]
Maturity Date	Apr. 01, 2011
Mortgage Notes			3,786
Mortgage Notes, Fixed Rate, Memphis Distriplex [Member]
Debt Instrument [Line Items]
Interest Rate	6.79%	[2]
Maturity Date	Jul. 01, 2011
Mortgage Notes			4,283
Mortgage Notes, Fixed Rate, Business Center [Member]
Debt Instrument [Line Items]
Interest Rate	7.48%	[2]
Maturity Date	Aug. 01, 2011
Mortgage Notes			3,681
Mortgage Notes, 4.79% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	4.79%	[2]
Maturity Date	Oct. 01, 2011
Mortgage Notes			13,507
Mortgage Notes, 4.92% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	4.92%	[2]
Maturity Date	Oct. 01, 2011
Mortgage Notes			37,043
Mortgage Notes, Fixed Rate, Roosevelt Distribution Center [Member]
Debt Instrument [Line Items]
Interest Rate	7.11%	[2]
Maturity Date	Dec. 01, 2011
Mortgage Notes			1,961
Mortgage Notes, Fixed Rate, Baltimore-Washington [Member]
Debt Instrument [Line Items]
Interest Rate	6.25%	[2]
Maturity Date	Sep. 01, 2012
Mortgage Notes	24,480		24,999
Mortgage Notes, Fixed Rate, Willowbrook [Member]
Debt Instrument [Line Items]
Interest Rate	6.84%	[2]
Maturity Date	Sep. 01, 2012
Mortgage Notes	7,570		7,726
Mortgage Notes, Fixed Rate, Greens Crossing [Member]
Debt Instrument [Line Items]
Interest Rate	6.44%	[2]
Maturity Date	Oct. 01, 2012
Mortgage Notes	6,329		6,505
Mortgage Notes, Fixed Rate, Mid South Logistics Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.40%	[2]
Maturity Date	Nov. 01, 2012
Mortgage Notes	11,641		11,859
Mortgage Notes, Fixed Rate, Louisville Logistics Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.04%	[2]
Maturity Date	Jan. 01, 2013
Mortgage Notes	5,120		5,464
Mortgage Notes, Fixed Rate, 111 Lake Drive [Member]
Debt Instrument [Line Items]
Interest Rate	5.79%	[2]
Maturity Date	Apr. 01, 2013
Mortgage Notes	4,981		5,073
Mortgage Notes, Fixed Rate, Binney & Smith Distribution Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.97%	[2]
Maturity Date	Jun. 01, 2013
Mortgage Notes	7,058		7,968
Mortgage Notes, Fixed Rate, 8 Year [Member]
Debt Instrument [Line Items]
Interest Rate	4.97%	[2]
Maturity Date	Oct. 01, 2013
Mortgage Notes	16,776		17,283
Mortgage Notes, Fixed Rate, Shelby 5 [Member]
Debt Instrument [Line Items]
Interest Rate	5.69%	[2]
Maturity Date	Dec. 01, 2013
Mortgage Notes	6,055		6,436
Mortgage Notes, Fixed Rate, 1700 Desoto [Member]
Debt Instrument [Line Items]
Interest Rate	6.00%	[2]
Maturity Date	Apr. 01, 2014
Mortgage Notes	3,407
Mortgage Notes, Fixed Rate, 10 Year [Member]
Debt Instrument [Line Items]
Interest Rate	5.31%	[2],[5]
Maturity Date	Jan. 01, 2015	[5]
Mortgage Notes	47,539	[5]	48,952	[5]
Mortgage Notes, Fixed Rate, Shelby 4 [Member]
Debt Instrument [Line Items]
Interest Rate	7.40%	[2]
Maturity Date	Dec. 01, 2017
Mortgage Notes	859		979
Mortgage Notes, Fixed Rate, Miami Commerce Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.91%	[2]
Maturity Date	Oct. 01, 2018
Mortgage Notes	3,928		4,406
Mortgage Notes, 6.17% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	6.17%	[2]
Maturity Date	Mar. 01, 2019
Mortgage Notes	51,814		52,477
Mortgage Notes, 6.11% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	6.11%	[2]
Maturity Date	Feb. 01, 2020
Mortgage Notes	68,339		69,230
Mortgage Notes, 4.25% Fixed Rate, Rollins Road [Member]
Debt Instrument [Line Items]
Interest Rate	4.25%	[2]
Maturity Date	Dec. 01, 2021
Mortgage Notes	19,962
Mortgage Notes, Fixed Rate, Haven A [Member]
Debt Instrument [Line Items]
Interest Rate	7.29%	[2]
Maturity Date	Oct. 01, 2022
Mortgage Notes	8,845		9,410
Mortgage Notes, Fixed Rate, Shelby 19 [Member]
Debt Instrument [Line Items]
Interest Rate	6.72%	[2]
Maturity Date	Nov. 01, 2022
Mortgage Notes	9,444		10,065
Mortgage Notes, Fixed Rate, 6th & Rochester [Member]
Debt Instrument [Line Items]
Interest Rate	4.96%	[2]
Maturity Date	Aug. 01, 2023
Mortgage Notes	3,630
Mortgage Notes, Fixed Rate, Mohawk [Member]
Debt Instrument [Line Items]
Interest Rate	5.75%	[2]
Maturity Date	Aug. 01, 2025
Mortgage Notes	$ 7,415		$ 7,793

[1]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.
[2]	Interest rates for fixed rate debt are stated rates. Interest rates for variable rate debt are the interest rate charged as of the last payment in 2011.
[3]	Weighted average interest rates are based upon outstanding balances as of December 31, 2011.
[4]	Certain mortgages were assumed in conjunction with the acquisition of properties and the difference between the fair value and the face value of these notes at the date of acquisition is reflected as a premium or discount which are amortized to interest expense over the remaining life of the underlying note.
[5]	We assigned certain derivative instruments to these notes and the fair value of these derivative instruments are amortized to interest expense over the life of the assigned notes.
[6]	The $175.0 million term loan agreement bears interest at either 0.80% to 1.65% over prime or 1.80% to 2.65% over LIBOR, per annum at our election, depending upon our leverage ratio.